Note 14 - Employee Benefits	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
14.	EMPLOYEE BENEFITS

Employee Retirement Plan

The Bank maintains section
401
(k) employee savings and investment plans for all full-time employees and officers of the Bank who are at least
21
years of age. The Bank’s contributions to the plans are discretionary, and were based on
50%
matching of voluntary contributions up to
6%
of compensation for the years ended
December 31, 2019
and
2018.
Employee contributions are vested at all times, and MBC contributions are fully vested after six
years beginning at the
second
year in
20%
increments. Special vesting provisions are in place for legacy Liberty employees with
3
or more years of service. Contributions for
2019
and
2018
to these plans amounted to
$319,000
and
$306,000,
respectively.

Executive Deferred Compensation Plan
s

The Company maintains executive deferred compensation plans to provide post-retirement payments to members of senior management. The plan agreements are noncontributory, defined contribution arrangements that provide supplemental retirement income benefits to several officers, with contributions made solely by the Bank. Accrued executive deferred compensation amounted to
$615,000
and
$504,000
as of
December 31, 2019
and
2018,
respectively. During
2019
and
2018,
the Company recognized nonqualified deferred compensation expense of
$85,000
and
$98,000,
respectively, to the plans.

Stock Option and Restricted Stock Plan

In
2007,
the Company adopted the
2007
Omnibus Equity Plan (the
“2007
Plan”) for granting incentive stock options, nonqualified stock options, and restricted stock to key officers and employees and nonemployee directors of the Company. A total of
320,000
shares of authorized and unissued or issued common stock were reserved for issuance under the
2007
Plan, which expired
ten
years from the date of board approval of the plan. Although the
2007
Plan expired in
2017,
there remain outstanding
14,500
shares in incentive stock options awards granted under the
2007
Plan. The per share exercise price of an option granted is
not
less than the fair value of a share of common stock on the date the option was granted.

In
2017,
the Company adopted the
2017
Omnibus Equity Plan (the
“2017
Plan”) for granting incentive stock options, nonqualified stock options, restricted stock and other equity awards to key officers and employees and nonemployee directors of the Company. The Company’s stockholders approved the
2017
Plan at the annual meeting of the stockholders held on
May 10, 2017.
A total of
448,000
shares of authorized and unissued or issued common stock are reserved for issuance under the
2017
Plan, which expires
ten
years from the date of board approval of the plan. The per share exercise price of an option granted will not
be less than the fair value of a share of common stock on the date the option is granted. Remaining available shares that can be issued under the Plan were
386,188
at
December 31, 2019.

The following table presents share data related to the outstanding options:

	Shares	Weighted- average Exercise Price Per Share

Outstanding, January 1, 2019	14,900	$8.78
Exercised	(400)	8.78

Outstanding, December 31, 2019	14,500	$8.78

Exercisable, December 31, 2019	14,500	$8.78

The total intrinsic value of outstanding in-the-money exercisable stock options was
$251,068
and
$185,356
at
December 31, 2019
and
2018,
respectively.

No
options were granted for the years ended
December 31, 2019
and
2018.
The Company recognizes compensation expense in the amount of fair value of the options at the grant date and as an addition to stockholders’ equity.

For the years ended
December
31,
2019
and
2018,
the Company recorded
$265,000
and
$215,000,
respectively, of compensation cost related to vested stock options. As of
December 31, 2019,
there was
no
unrecognized compensation cost related to vested stock options.

For the years ended
December 31, 2019
and
2018,
400
and
24,600
options were exercised resulting in net proceeds to the participant of
$0
and
$85,000,
respectively.

During
2019
and
2018,
the Compensation Committee of the Board of Directors of the Company granted awards of restricted stock for an aggregate amount of
29,130
and
22,702
shares, respectively, to certain employees of the Bank. The expense recognized as a result of these awards was
$184,000
and
$191,000
for the years ended
2019
and
2018,
respectively. The number of restricted stock shares earned or settled will depend on certain conditions and are also subject to service period-based vesting. The award recipient must maintain service with Middlefield Banc Corp. and affiliates until the third
anniversary of the award to satisfy the service condition. The performance condition will be satisfied if the average total shareholder annual return on Middlefield Banc Corp. stock for the three
subsequent years is at least
10.00%
for
2019
and
8.00%
for
2018.

The Company recognized restricted stock forfeitures in the period they occur.

The following table presents the activity during
2019
related to awards of restricted stock:

	Units	Weighted- average Grant Date Fair Value Per Unit
Nonvested at January 1, 2019	42,350	$20.98
Granted	29,130	20.95
Vested	(10,440)	16.56
Nonvested at December 31, 2019	61,040	$21.72
Expected to vest at December 31, 2019	41,136	$20.57

As of
December 31, 2019,
there was
$715,000
of total unrecognized compensation cost related to nonvested restricted shares granted under the Plan. The cost is expected to be recognized over a weighted-average period of
1.83
years. The total fair value of shares vested during the years ended
December 31, 2019
and
2018
was
$265,000,
and
$205,000,
respectively.